Share based compensation - Measurement of fair values (Narrative) (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based payment arrangements [Abstract]
Total expense recognized for equity-settled share-based payment transactions	SFr 354,851	SFr 290,783	SFr 311,671
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price for outstanding options (in CHF per share)	0.80	1.35
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price for outstanding options (in CHF per share)	SFr 5.81	SFr 6.01